Expense Example {- Fidelity Series Emerging Markets Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity Series Emerging Markets Fund - Fidelity Series Emerging Markets Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	14
10 years	$ 50